Trade Receivables and Reseller Financing - Composition of Reseller Financing (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 1,183,312	R$ 1,165,395
Loss allowance for expected credit losses	(185,278)	(197,011)
Reseller financing	998,034	968,384
Current	582,562	549,129
Non-current	415,472	419,255
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Reseller financing, gross of loss allowance for expected credit losses	R$ 1,183,312	R$ 1,165,395